Borrowings	12 Months Ended
Jan. 03, 2021
Borrowings [Abstract]
Borrowings
15.	Borrowings

	2020		2019
Secured line of credit with Banamex, for up to Ps. 400,000, bearing interest at the TIIE rate plus 260 basis points. Withdrawals from this line of credit can be made during a 10-month period starting December 15, 2018, and are payable on a quarterly basis from December 17, 2019 up to December 18, 2025.	Ps.	373,333	135,209

Secured line of credit with Banamex for up to Ps. 195,000, bearing interest at the TIIE rate plus 295 basis points, payable on a quarterly basis from October 30, 2020 to December 30, 2025.		188,500	-

Line of credit with BBVA for up to Ps. 75,000 bearing interest at 7.5%, payable monthly from September 20, 2020 to August 31, 2023		64,721	-

Line of credit with MCRF P, S.A. de C.V. SOFOM, E.N.R. of Ps. 600,000, bearing interest at a fixed rate of 13.10%. This line of credit is payable on a quarterly basis starting May 15, 2019 through May 15, 2023. BLSM Latino América Servicios, S.A. de C.V., is a guarantor in this loan.		-	516,597

Unsecured line of credit with Banamex, for up to Ps. 80,000, bearing interest at the TIIE rate plus 285 basis points (renewable on a yearly basis).		-	15,000

Interest payable	Ps.	3,323	10,907

Total debt		629,877	677,713

Less: Current portion		105,910	148,070

Long-term debt	Ps.	523,967	529,643

On January 30, 2020, the Group renegotiated the interest rate of the secured line of credit with Banamex, which changed from the TIIE rate plus 317 basis points to the TIIE rate plus 260 basis points. In addition, withdrawals from this line of credit were extended to August 2020, and are payable on a quarterly basis from September 2020 up to December 18, 2025.

On March 10, 2020, Betterware entered into a current account credit agreement with HSBC México, S.A., for an amount of Ps. 50,000, with provisions by means of promissory notes specifying payment of principal and interest. BLSM is jointly liable for this credit. On May 4, 2020, the first ammendment agreement was signed, in which the amount of the line of credit was increased to Ps. 150,000. The maturity date of this line of credit is March 10, 2022, and it bears interest at the TIIE rate plus 350 basis points. During 2020, the Group utilized Ps. 115,000, of which as of January 3, 2021 the entire amount has been repaid.

On March 25, 2020, the Group withdrew Ps. 74,000 from its secured line of credit with Banamex.

On March 27, 2020, the Group made a prepayment to the line of credit with MCRF P, S.A. de C.V. SOFOM, E.N.R of Ps. 258,750. In addition, on April 27, 2020, the Group paid the outstanding amount of the line of credit.

On April 13, 2020, the Group withdrew Ps. 100,000 from its secured line of credit with Banamex.

On July 30, 2020 a total amount of Ps. 195,000 was withdrawn from a credit agreement signed on June 3, 2020 with Banamex. This loan bears interest at the TIIE rate plus 295 basis points maturing on December 30, 2025.

On September 20, 2020, the Group entered into a line of credit with BBVA for up to Ps. 75,000 bearing interest at 7.5%, payable monthly. The line of credit has racks in the Group’s distribution center pledged as collateral for an amount of Ps. 80,901.

As of January 3, 2021 and December 31, 2019, the fair value of the borrowings amounted to Ps. 634,992 and Ps. 679,188, respectively. Fair value was calculated using the discounted cash flow method and the Interbank Equilibrium Interest Rate (TIIE), adjusted for credit risk, and used to discount future cash flows.

As of January 3, 2021, the interest rate spread of the Banamex unsecured credit line of up to Ps. 80,000 amounted to TIIE plus 285 basis points. As of December 31 of 2019, the interest rate was TIIE plus 275 basis points.

Interest expenses related to the borrowings presented above are included in the interest expense item in the consolidated and combined statement of earnings and other comprehensive income.

Reconciliation of movements of liabilities to cash flows arising from financing activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated and combined statement of cash flows as cash flows from financing activities.

	Long-term debt		Interest payable	Derivative financial instruments, net

Balances as of January 1, 2019	Ps.	620,164	11,227	16,629
Changes that represent cash flows -
Loans obtained		104,500	-	-
Restricted cash(1)		22,940	-	-
Payments		(82,996)	(95,033)	-

Changes that do not represent cash flows -
Interest expense		-	85,429	-
Borrowing costs capitalized in PP&E		-	9,284	-
Valuation effects of derivative financial instruments		-	-	15,680
Amortization of commissions and debt issuance costs		2,198	-	-

Balances as of December 31, 2019	Ps.	666,806	10,907	32,309
Changes that represent cash flows -
Loans obtained		1,712,207
Restricted cash(1)		(42,915)
Payments		(1,757,112)	(121,297)
Changes that do not represent cash flows -
Interest expense		-	80,253	-
Borrowing costs capitalized on PP&E		-	33,460	-
Valuation effects of derivative financial instruments		-	-	287,985
Amortization of commissions and debt issuance cost		4,653	-	-
Balances as of January 3, 2021	Ps.	583,639	3,323	320,294

(1)	Balances in column “Long-term debt” in the table above, are netted with restricted cash balances.

The Group’s long-term debt maturities as of January 3, 2021, including non-accrued interest, are as follows:

Year	Amount

2022	Ps.	126,736
2023		118,915
2024		114,187
2025		270,356
	Ps.	630,194

The line of credit agreements with Banamex contain the following financial covenants:

a)	To maintain a short-term debt coverage ratio not lower than 1.5.

b)	To maintain a total debt coverage ratio not greater than 3.0.

c)	To maintain a leverage ratio not greater than 7.0.

d)	To maintain a minimum cash and cash equivalents balance of Ps. 40,000

The Group was in compliance with all covenants as of January 3, 2021 and December 31, 2019. The Group obtained permission from Banamex prior to December 31, 2019 to consummate the merger disclosed in Note 1.b.